Going Concern Considerations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern Considerations

2. GOING CONCERN CONSIDERATIONS

During the years ended December 31, 2011 and 2010, we have been unable to generate cash flows sufficient to support our operations and have been dependent on debt and equity raised from qualified individual investors and loans from a related party. We experienced negative financial results as follows:

	2011	2010
Net loss	$(473,319)	$(245,616)
Negative cash flow from operations	(34,276)	(16,871)
Negative working capital	(1,697,550)	(1,484,231)
Stockholders’ deficit	(1,697,550)	(1,484,231)

These factors raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements contained herein do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue in existence. Our ability to continue as a going concern is dependent upon our ability to generate sufficient cash flows to meet our obligations on a timely basis, to obtain additional financing as may be required, and ultimately to attain profitable operations. However, there is no assurance that profitable operations or sufficient cash flows will occur in the future.

We have supported current operations by: (1) raising additional operating cash through the private sale of our preferred and common stock, (2) issuing stock and options as compensation to certain employees and vendors in lieu of cash payments, (3) disposing of certain assets and business (see footnote 3) and (4) loans from a related party.

These steps have provided us with the cash flows to continue our business, but have not resulted in significant improvement in our financial position. We are considering alternatives to address our cash flow situation that include:

o                                 Raising capital through additional sale of our common stock and/or debt securities

o                                 Reducing cash operating expenses to levels that are in line with current revenues.

These alternatives could result in substantial dilution of existing stockholders. There can be no assurance that our current financial position can be improved, that we can raise additional working capital or that we can achieve positive cash flows from operations. Our long-term viability as a going concern is dependent upon the following:

o         Our ability to locate sources of debt or equity funding to meet current commitments and near-term future requirements.

o         Our ability to achieve profitability and ultimately generate sufficient cash flow from operations to sustain our continuing operations.